Schedule of Investments (unaudited)
August 31, 2025
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
ATI, Inc.(a)	188,534	$ 14,618,926
Firefly Aerospace, Inc.(a)	97,124	4,406,516
General Electric Co.	101,576	27,953,715
Howmet Aerospace, Inc.	200,848	34,967,637
RTX Corp.	131,735	20,893,171
StandardAero, Inc.(a)	1,179,865	31,254,624
Voyager Technologies, Inc., Class A(a)	2,961	90,873
		134,185,462
Biotechnology — 0.0%
Caris Life Sciences, Inc.(a)(b)	56,254	2,159,591
Capital Markets — 0.2%
Bullish(a)	118,663	7,004,677
Miami International Holdings, Inc.(a)	31,596	1,187,378
		8,192,055
Chemicals — 2.8%
Air Products & Chemicals, Inc.	121,977	35,874,655
Corteva, Inc.	423,592	31,426,291
Dow, Inc.	109,401	2,694,547
DuPont de Nemours, Inc.	648,836	49,908,465
Olin Corp.	779,685	18,447,347
		138,351,305
Commercial Services & Supplies — 1.1%
GFL Environmental, Inc.(b)	1,029,358	51,509,074
Construction Materials — 1.0%
Amrize Ltd.(a)	91,800	4,774,518
CRH PLC	388,110	43,837,025
		48,611,543
Diversified Telecommunication Services — 3.6%
Frontier Communications Parent, Inc.(a)	4,676,221	173,394,275
Electrical Equipment — 0.8%
GE Vernova, Inc.	59,984	36,768,392
Electronic Equipment, Instruments & Components — 0.1%
Keysight Technologies, Inc.(a)	21,354	3,489,884
Entertainment — 0.5%
Netflix, Inc.(a)	19,056	23,024,412
Financial Services — 0.0%
Chime Financial, Inc., Class A(a)(b)	96,196	2,540,536
Food Products — 5.0%
Kellanova	3,052,528	242,675,976
Health Care Equipment & Supplies — 1.1%
Envista Holdings Corp.(a)	2,502,663	53,006,402
Neogen Corp.(a)	78,392	450,754
		53,457,156
Health Care Providers & Services — 2.5%
Brookdale Senior Living, Inc.(a)	3,401,354	26,190,426
Cigna Group (The)	156,512	47,089,765
Elevance Health, Inc.	2,223	708,359
Hinge Health, Inc., Class A(a)	41,656	2,336,069
Humana, Inc.	95,630	29,039,006
UnitedHealth Group, Inc.	56,390	17,473,569
		122,837,194
Security	Shares	Value
Health Care REITs — 1.2%
Ventas, Inc.	172,419	$ 11,738,286
Welltower, Inc.	277,979	46,778,306
		58,516,592
Hotels, Restaurants & Leisure — 0.6%
Caesars Entertainment, Inc.(a)	876,976	23,476,647
Cava Group, Inc.(a)	54,309	3,668,573
		27,145,220
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	60,915	13,370,843
Insurance — 0.0%
Accelerant Holdings, Class A(a)	75,235	1,508,462
Interactive Media & Services — 0.5%
Meta Platforms, Inc., Class A	33,755	24,934,819
IT Services — 0.7%
Cloudflare, Inc., Class A(a)	79,096	16,508,126
Shopify, Inc., Class A(a)	90,338	12,762,953
Snowflake, Inc., Class A(a)	30,109	7,185,814
		36,456,893
Life Sciences Tools & Services — 1.1%
Danaher Corp.	244,504	50,323,813
Thermo Fisher Scientific, Inc.	11,260	5,548,027
		55,871,840
Machinery — 4.2%
Chart Industries, Inc.(a)	1,021,510	203,648,234
Media — 1.3%
DoubleVerify Holdings, Inc.(a)	1,736,225	28,248,381
NIQ Global Intelligence PLC(a)	878,200	14,964,528
TEGNA, Inc.	1,026,752	21,767,142
		64,980,051
Oil, Gas & Consumable Fuels — 0.3%
Santos Ltd.	2,716,829	14,223,529
Personal Care Products — 0.9%
Coty, Inc., Class A(a)	6,193,520	26,508,265
Kenvue, Inc.	743,056	15,388,690
		41,896,955
Pharmaceuticals — 5.3%
Verona Pharma PLC, ADR(a)	2,420,584	256,364,051
Professional Services — 3.2%
Dayforce, Inc.(a)	2,118	147,773
TechnoPro Holdings, Inc.	1,756,000	57,330,671
UL Solutions, Inc., Class A	269,954	17,052,994
WNS Holdings Ltd.(a)	1,108,626	83,645,832
		158,177,270
Semiconductors & Semiconductor Equipment — 2.0%
Broadcom, Inc.	104,980	31,220,002
GLOBALFOUNDRIES, Inc.(a)	482,423	16,108,104
Lattice Semiconductor Corp.(a)	142,880	9,484,374
NXP Semiconductors NV	166,142	39,018,449
		95,830,929
Software — 2.0%
Crowdstrike Holdings, Inc., Class A(a)(b)	44,216	18,734,319
Elastic NV(a)	84,967	7,227,293
Figma, Inc., Class A(a)(b)	36,494	2,564,798
Five9, Inc.(a)	66,257	1,783,639
Informatica, Inc., Class A(a)	700,340	17,459,476
SailPoint, Inc.(a)	16,808	346,917

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Salesforce, Inc.	36,104	$ 9,251,650
Sapiens International Corp. NV	338,120	14,505,348
ServiceNow, Inc.(a)	13,981	12,827,008
ServiceTitan, Inc., Class A(a)	29	3,110
Unity Software, Inc.(a)	77,498	3,054,196
Workday, Inc., Class A(a)	32,877	7,588,669
Zoom Communications, Inc., Class A(a)	55,370	4,508,226
		99,854,649
Specialty Retail — 0.5%
Bath & Body Works, Inc.	145,872	4,260,921
Carvana Co., Class A(a)	51,490	19,150,161
		23,411,082
Textiles, Apparel & Luxury Goods — 0.9%
Skechers U.S.A., Inc., Class A(a)	675,570	42,614,956
Trading Companies & Distributors — 0.0%
GMS, Inc.(a)	21,710	2,386,580
Total Common Stocks — 46.4% (Cost: $1,963,537,711)		2,262,389,810

		Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
Bombardier, Inc.
6.00%, 02/15/28(c)	USD	5,291	5,297,132
8.75%, 11/15/30(c)		6,147	6,624,542
7.00%, 06/01/32(c)		7,000	7,309,211
Spirit AeroSystems, Inc., 9.75%, 11/15/30(c)		7,000	7,709,240
TransDigm, Inc., 4.63%, 01/15/29		3,670	3,591,151
			30,531,276
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC
3.38%, 11/13/25		4,412	4,397,477
4.39%, 01/08/26		4,412	4,404,667
SoFi Technologies, Inc., 0.00%, 10/15/26(c)(d)(e)		4,126	5,270,786
			14,072,930
Diversified Consumer Services — 0.4%
Sotheby’s, 7.38%, 10/15/27(c)		20,957	20,726,322
Electric Utilities — 0.1%
Southern Co. (The), 3.25%, 06/15/28(c)(d)		4,494	4,523,211
Financial Services — 0.3%
Coinbase Global, Inc.
0.00%, 10/01/29(c)(d)(e)		5,749	5,829,713
3.63%, 10/01/31(c)		4,000	3,580,178
0.00%, 10/01/32(c)(d)(e)		5,749	5,948,388
			15,358,279
Ground Transportation — 0.1%
Uber Technologies, Inc., Series 2028, 0.88%, 12/01/28(d)		3,306	4,702,785
Health Care Equipment & Supplies — 0.1%
Merit Medical Systems, Inc., 3.00%, 02/01/29(c)(d)		2,650	3,235,845
Health Care Providers & Services — 1.0%
Brookdale Senior Living, Inc., 3.50%, 10/15/29(c)(d)		8,391	9,188,145
LifePoint Health, Inc., 11.00%, 10/15/30(c)		10,266	11,316,982
Security		Par (000)	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
6.25%, 02/01/27	USD	13,500	$ 13,507,897
4.25%, 06/01/29		13,767	13,402,491
			47,415,515
Health Care REITs — 0.0%
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(c)		1,313	1,376,587
Hotels, Restaurants & Leisure — 0.2%
DoorDash, Inc., 0.00%, 05/15/30(c)(d)(e)		1,961	2,113,958
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(c)		9,500	9,081,531
			11,195,489
IT Services — 0.4%
Akamai Technologies, Inc., 0.25%, 05/15/33(c)(d)		3,223	3,309,989
Boost Newco Borrower LLC, 7.50%, 01/15/31(c)		6,600	7,002,191
Cloudflare, Inc., 0.00%, 06/15/30(c)(d)(e)		6,047	6,763,570
			17,075,750
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/26(c)		20,588	20,609,123
7.38%, 03/01/31(c)		9,722	10,059,319
DISH Network Corp., 11.75%, 11/15/27(c)		17,400	18,396,473
Spotify U.S.A., Inc., 0.00%, 03/15/26(d)(e)		5,784	7,759,236
			56,824,151
Metals & Mining — 0.0%
First Quantum Minerals Ltd., 7.25%, 02/15/34(c)		1,202	1,209,513
Passenger Airlines — 0.4%
Latam Airlines Group SA
7.88%, 04/15/30(c)		7,000	7,224,910
7.63%, 01/07/31(c)		10,981	11,288,468
			18,513,378
Personal Care Products — 0.4%
Coty, Inc., 5.00%, 04/15/26(c)		16,418	16,314,755
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(c)		4,152	4,246,388
			20,561,143
Software — 0.6%
Cloud Software Group, Inc., 6.50%, 03/31/29(c)		20,809	21,037,837
Terawulf, Inc., 1.00%, 09/01/31(c)(d)		5,036	5,202,188
Zscaler, Inc., 0.00%, 07/15/28(c)(d)(e)		3,998	3,888,492
			30,128,517
Total Corporate Bonds — 6.1% (Cost: $282,800,596)			297,450,691
Floating Rate Loan Interests(f)
Aerospace & Defense — 0.4%
Transdigm, Inc., Tranche I Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 7.05%, 08/24/28		19,813	19,858,861
Building Products — 0.1%
MI Windows & Doors LLC, Term B-3 Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 7.07%, 03/28/31		6,947	6,974,533
Chemicals — 0.3%
Qnity Electronics, Inc., Term Loan B, 08/11/32(g)		14,134	14,089,902

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc., Term B-2 Loan, (1 mo. CME Term SOFR US at 2.00% Floor + 2.35%), 6.78%, 04/15/30	USD	6,982	$ 6,932,771
Electric Utilities — 0.1%
Talen Energy Supply LLC
2024-1 Incremental Term B Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 2.50%), 6.73%, 12/13/31		795	796,992
Initial Term B Loan, (3 mo. CME Term SOFR US at 0.50% Floor + 2.50%), 6.73%, 05/17/30		2,977	2,983,408
			3,780,400
Health Care Equipment & Supplies — 1.3%
Medline Borrower LP, 2028 Refinancing Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 2.00%), 6.32%, 10/23/28		63,982	63,976,070
Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment LLC, Initial B Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 3.25%), 7.57%, 01/27/29		8,080	8,071,104
Leisure Products — 0.0%
NorthPole Newco S.a.r.l., Tranche B-1 Term Loan, (3 mo. PRIME at 0.00% Floor + 7.00%), 14.50%, 03/03/35(a)(h)(i)		4,201	210,049
Machinery — 0.1%
TK Elevator U.S. Newco, Inc.
Facility B (USD), (6 mo. CME Term SOFR US at 0.50% Floor + 3.00%), 7.20%, 04/30/30		2,585	2,593,443
Facility B (USD), (6 mo. CME Term SOFR US at 0.50% Floor + 3.00%), 7.20%, 04/30/30		2,400	2,408,215
			5,001,658
Metals & Mining — 0.4%
Arsenal AIC Parent LLC, 2025 Refinancing Term B Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 7.07%, 08/18/30		19,725	19,719,365
Software — 0.8%
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 3.25%), 7.48%, 08/13/32		39,374	39,430,051
Specialty Retail — 0.1%
Restoration Hardware, Inc., Initial Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 2.50%), 6.93%, 10/20/28		2,977	2,852,612
Total Floating Rate Loan Interests — 3.9% (Cost: $195,072,328)			190,897,376

Shares
Investment Companies
Equity Funds — 0.0%
Altaba, Inc. Escrow(a)	445,570	565,874
Security	Shares	Value
Fixed-Income Funds — 7.8%
iShares iBoxx $ High Yield Corporate Bond ETF(b)(j)	2,622,927	$ 212,089,877
SPDR Bloomberg High Yield Bond ETF(b)	1,690,000	164,791,900
		376,881,777
Total Investment Companies — 7.8% (Cost: $356,858,406)		377,447,651
Preferred Securities
Preferred Stocks — 0.4%
Aerospace & Defense — 0.4%
Boeing Co. (The), 6.00%(d)	275,600	20,510,152
Software — 0.0%
DataRobot, Inc., Series F, (Acquired 10/27/20, cost $2,186,006)(a)(i)(k)	166,337	622,100
Total Preferred Securities — 0.4% (Cost: $15,966,006)		21,132,252
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR(a)(i)	214,796	208,352
Gracell Biotechnologies, Inc., CVR(a)	291,020	14,551
		222,903
Total Rights — 0.0% (Cost: $ —)		222,903
Total Long-Term Investments — 64.6% (Cost: $2,814,235,047)		3,149,540,683
Short-Term Securities
Money Market Funds — 41.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(j)(l)(m)	291,837,640	291,983,559
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(j)(l)	1,707,495,959	1,707,495,959
Total Short-Term Securities — 41.0% (Cost: $1,999,455,057)		1,999,479,518
Total Investments — 105.6% (Cost: $4,813,690,104)		5,149,020,201
Liabilities in Excess of Other Assets — (5.6)%		(271,792,325)
Net Assets — 100.0%		$ 4,877,227,876

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Convertible security.
(e)	Zero-coupon bond.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Affiliate of the Fund.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $622,100, representing less than 0.05% of its net assets as of period end, and an original cost of $2,186,006.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Event Driven Equity Fund
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 264,652,033	$ 27,307,541 (a)	$ —	$ 5,431	$ 18,554	$ 291,983,559	291,837,640	$ 235,181 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,924,822,615	—	(217,326,656)(a)	—	—	1,707,495,959	1,707,495,959	20,394,599	—
iShares iBoxx $ High Yield Corporate Bond ETF	208,706,301	—	—	—	3,383,576	212,089,877	2,622,927	3,041,268	—
				$ 5,431	$ 3,402,130	$ 2,211,569,395		$ 23,671,048	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
NASDAQ 100 E-Mini Index	25	09/19/25	$ 11,731	$ (709,162)
Russell 2000 E-Mini Index	634	09/19/25	75,123	(4,375,234)
S&P 500 E-Mini Index	591	09/19/25	191,270	(9,865,574)
				$ (14,949,970)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Alpha Group International PLC	SG Americas Securities, LLC	USD	37,835,140	12/08/25	0.25%	1D SONIA	Monthly	$ 85,043
Covestro AG	SG Americas Securities, LLC		105,477,586	12/08/25	0.26%	1D ESTR	Monthly	555,832
CyberArk Software Ltd.	Barclays Bank PLC		79,464,677	06/29/26	0.20%	1D OBFR01	Monthly	2,164,730
CyberArk Software Ltd.	UBS AG		153,592,465	11/05/29	0.20%	1D OBFR01	Monthly	9,527,650
Deliveroo PLC	BNP Paribas SA		44,407,605	07/22/26	0.25%	1D SONIA	Monthly	406,023
Deliveroo PLC	SG Americas Securities, LLC		59,701,291	12/08/25	0.25%	1D SONIA	Monthly	342,088
Elastic NV	Citibank N.A.		238,098	02/24/28	0.20%	1D OBFR01	Monthly	14,870
Elevance Health, Inc.	Citibank N.A.		15,648,966	02/24/28	0.20%	1D OBFR01	Monthly	103,816
Elevance Health, Inc.	Morgan Stanley & Co. International PLC		18,748,940	11/06/26	0.20%	1D FEDL01	Monthly	124,381
Foot Locker, Inc.	Citibank N.A.		7,513,135	02/24/28	0.20%	1D OBFR01	Monthly	(489,122)
Foot Locker, Inc.	JPMorgan Chase Bank N.A.		20,889,041	02/09/26	0.20%	1D OBFR01	Monthly	84,915

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Event Driven Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
General Electric Co.	Morgan Stanley & Co. International PLC	USD	13,515,470	11/06/26	0.20%	1D FEDL01	Monthly	$ 439,647
Howmet Aerospace, Inc.	Citibank N.A.		5,278,086	02/24/28	0.20%	1D OBFR01	Monthly	95,685
Interpublic Group of Cos., Inc. (The)	Goldman Sachs Bank USA		47,681,249	08/18/26	0.20%	1D FEDL01	Monthly	1,370,676
Interpublic Group of Cos., Inc. (The)	JPMorgan Chase Bank N.A.		8,712,646	02/09/26	0.20%	1D OBFR01	Monthly	675,046
iShares U.S. Real Estate ETF	Citibank N.A.		30,000	02/24/28	0.20%	1D OBFR01	Monthly	(25)
JDE Peet’s NV	SG Americas Securities, LLC		58,455,042	12/08/25	0.24%	1D ESTR	Monthly	185,306
Just Eat Takeaway.com NV	HSBC Bank PLC		12,510,788	02/10/28	0.26%	1D ESTR	Monthly	19,538
Just Eat Takeaway.com NV	SG Americas Securities, LLC		80,783,056	12/08/25	0.26%	1D ESTR	Monthly	149,703
Just Group PLC	HSBC Bank PLC		31,807,117	02/10/28	0.25%	1D OBFR01	Monthly	(280,219)
Just Group PLC	SG Americas Securities, LLC		14,694,476	12/08/25	0.25%	1D SONIA	Monthly	(137,549)
Liberty Broadband Corp., Class C, NVS	Citibank N.A.		7,604,435	02/24/28	0.20%	1D OBFR01	Monthly	(329,900)
Liberty Broadband Corp., Class C, NVS	JPMorgan Chase Bank N.A.		4,701,021	02/09/26	0.20%	1D OBFR01	Monthly	206,426
Norfolk Southern Corp.	Citibank N.A.		29,113,157	02/24/28	0.20%	1D OBFR01	Monthly	(472,603)
Norfolk Southern Corp.	JPMorgan Chase Bank N.A.		96,634,292	02/09/26	0.20%	1D OBFR01	Monthly	(554,116)
Spectris PLC	SG Americas Securities, LLC		126,069,857	12/08/25	0.25%	1D SONIA	Monthly	(849,964)
Spirit AeroSystems Holdings, Inc., Class A	JPMorgan Chase Bank N.A.		42,379,147	02/09/26	0.20%	1D OBFR01	Monthly	1,795,007
Verona Pharma PLC, ADR	JPMorgan Chase Bank N.A.		4,842,650	02/09/26	0.20%	1D OBFR01	Monthly	29,210
Total long positions of equity swaps								15,262,094
Short Contracts(b)
3M Co.	Morgan Stanley & Co. International PLC		(3,514,696)	11/06/26	(0.15)%	1D FEDL01	Monthly	70,639
Advanced Micro Devices, Inc.	Citibank N.A.		(7,567,318)	02/24/28	(0.15)%	1D OBFR01	Monthly	231,404
Advanced Micro Devices, Inc.	Morgan Stanley & Co. International PLC		(541,966)	11/06/26	(0.15)%	1D FEDL01	Monthly	15,858
Akamai Technologies, Inc.	JPMorgan Chase Bank N.A.		(1,759,653)	02/09/26	(0.15)%	1D OBFR01	Monthly	(214,561)
Albemarle Corp.	Barclays Bank PLC		(2,288,257)	12/23/25	(0.15)%	1D OBFR01	Monthly	(100,713)
Analog Devices, Inc.	Citibank N.A.		(5,469,714)	02/24/28	(0.15)%	1D OBFR01	Monthly	19,302
Analog Devices, Inc.	Morgan Stanley & Co. International PLC		(1,398,539)	11/06/26	(0.15)%	1D FEDL01	Monthly	4,774
Applied Materials, Inc.	Citibank N.A.		(3,877,336)	02/24/28	(0.15)%	1D OBFR01	Monthly	41,281
Applied Materials, Inc.	Morgan Stanley & Co. International PLC		(638,682)	11/06/26	(0.15)%	1D FEDL01	Monthly	6,413
ASML Holding NV, Registered Shares	Citibank N.A.		(2,948,600)	02/24/28	(0.15)%	1D OBFR01	Monthly	47,927
ASML Holding NV, Registered Shares	Morgan Stanley & Co. International PLC		(540,084)	11/06/26	(0.15)%	1D FEDL01	Monthly	8,368
Avery Dennison Corp.	Barclays Bank PLC		(3,214,250)	12/23/25	(0.20)%	1D OBFR01	Monthly	123,348
Ball Corp.	Barclays Bank PLC		(1,777,926)	12/23/25	(0.20)%	1D OBFR01	Monthly	36,068
Boeing Co. (The)	JPMorgan Chase Bank N.A.		(29,202,719)	02/09/26	(0.15)%	1D OBFR01	Monthly	(708,655)
Caterpillar, Inc.	Morgan Stanley & Co. International PLC		(2,424,068)	11/06/26	(0.15)%	1D FEDL01	Monthly	92,529
Celanese Corp.	Barclays Bank PLC		(1,120,776)	12/23/25	(0.20)%	1D OBFR01	Monthly	23,047
Charter Communications, Inc., Class A	Citibank N.A.		(7,796,945)	02/24/28	(0.15)%	1D OBFR01	Monthly	337,068
Charter Communications, Inc., Class A	JPMorgan Chase Bank N.A.		(4,882,527)	02/09/26	(0.15)%	1D OBFR01	Monthly	(171,460)
Cloudflare, Inc., Class A	JPMorgan Chase Bank N.A.		(3,496,614)	02/09/26	(0.15)%	1D OBFR01	Monthly	(70,240)
Coinbase Global, Inc., Class A	JPMorgan Chase Bank N.A.		(6,052,686)	02/09/26	(0.15)%	1D OBFR01	Monthly	124,205
Consumer Staples Select Sector SPDR Fund	JPMorgan Chase Bank N.A.		(26,830,332)	02/09/26	0.14%	1D OBFR01	Monthly	553,001
Cummins, Inc.	Morgan Stanley & Co. International PLC		(2,740,065)	11/06/26	(0.15)%	1D FEDL01	Monthly	26,290
Deere & Co.	Morgan Stanley & Co. International PLC		(2,433,823)	11/06/26	(0.15)%	1D FEDL01	Monthly	85,136
Dick’s Sporting Goods, Inc.	Citibank N.A.		(7,581,568)	02/24/28	(0.15)%	1D OBFR01	Monthly	513,416
Dick’s Sporting Goods, Inc.	JPMorgan Chase Bank N.A.		(21,959,695)	02/09/26	(0.15)%	1D OBFR01	Monthly	854,191
DoorDash, Inc., Class A	JPMorgan Chase Bank N.A.		(1,183,462)	02/09/26	(0.15)%	1D OBFR01	Monthly	63,650
Eastman Chemical Co.	Barclays Bank PLC		(2,193,262)	12/23/25	0.02%	1D OBFR01	Monthly	(28,427)
Ecolab, Inc.	Barclays Bank PLC		(3,993,500)	12/23/25	-	1D OBFR01	Monthly	94,162
Emerson Electric Co.	Morgan Stanley & Co. International PLC		(3,763,351)	11/06/26	(0.15)%	1D FEDL01	Monthly	49,795
FedEx Corp.	Morgan Stanley & Co. International PLC		(1,679,859)	11/06/26	(0.15)%	1D FEDL01	Monthly	40,649

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Event Driven Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
FMC Corp.	Barclays Bank PLC	USD	(917,153)	12/23/25	-	1D OBFR01	Monthly	$ 35,839
Freeport-McMoRan, Inc.	Barclays Bank PLC		(8,874,607)	12/23/25	-	1D OBFR01	Monthly	(229,657)
Illinois Tool Works, Inc.	Morgan Stanley & Co. International PLC		(2,047,516)	11/06/26	(0.15)%	1D FEDL01	Monthly	36,176
Industrial Select Sector SPDR Fund	JPMorgan Chase Bank N.A.		(54,875,054)	02/09/26	0.11%	1D OBFR01	Monthly	(428,768)
International Paper Co.	Barclays Bank PLC		(2,833,762)	12/23/25	-	1D OBFR01	Monthly	(45,790)
iShares Russell 2000 ETF	JPMorgan Chase Bank N.A.		(24,441,420)	02/09/26	(0.15)%	1D OBFR01	Monthly	(1,647,400)
iShares Russell 2000 ETF	Morgan Stanley & Co. International PLC		(3,169,735)	11/06/26	(0.43)%	1D FEDL01	Monthly	(4,589)
iShares U.S. Home Construction ETF	Morgan Stanley & Co. International PLC		(10,222,422)	11/06/26	(0.78)%	1D FEDL01	Monthly	200,972
iShares U.S. Real Estate ETF	Morgan Stanley & Co. International PLC		(5,548,737)	11/06/26	(0.55)%	1D FEDL01	Monthly	4,543
KLA Corp.	Citibank N.A.		(7,266,838)	02/24/28	(0.15)%	1D OBFR01	Monthly	(14,362)
KLA Corp.	Morgan Stanley & Co. International PLC		(1,024,290)	11/06/26	(0.15)%	1D FEDL01	Monthly	(2,054)
Lam Research Corp.	Citibank N.A.		(6,706,061)	02/24/28	(0.15)%	1D OBFR01	Monthly	(4,690)
Lam Research Corp.	Morgan Stanley & Co. International PLC		(841,599)	11/06/26	(0.15)%	1D FEDL01	Monthly	(763)
Linde PLC	Barclays Bank PLC		(1,713,782)	12/23/25	0.10%	1D OBFR01	Monthly	12,026
LyondellBasell Industries NV, Class A	Barclays Bank PLC		(2,348,038)	12/23/25	-	1D OBFR01	Monthly	96,686
Martin Marietta Materials, Inc.	Barclays Bank PLC		(6,129,963)	12/23/25	(0.15)%	1D OBFR01	Monthly	(85,815)
Martin Marietta Materials, Inc.	Morgan Stanley & Co. International PLC		(6,009,601)	11/06/26	(0.15)%	1D FEDL01	Monthly	(84,130)
Materials Select Sector SPDR Fund	JPMorgan Chase Bank N.A.		(19,312,692)	02/09/26	-	1D OBFR01	Monthly	(859,070)
Merit Medical Systems, Inc.	JPMorgan Chase Bank N.A.		(1,828,246)	02/09/26	(0.15)%	1D OBFR01	Monthly	(105,960)
Mettler-Toledo International, Inc.	Citibank N.A.		(5,865,917)	02/24/28	(0.15)%	1D OBFR01	Monthly	90,600
Mettler-Toledo International, Inc.	Morgan Stanley & Co. International PLC		(440,043)	11/06/26	(0.15)%	1D FEDL01	Monthly	6,797
Microchip Technology, Inc.	Citibank N.A.		(1,553,852)	02/24/28	(0.15)%	1D OBFR01	Monthly	93,042
Microchip Technology, Inc.	Morgan Stanley & Co. International PLC		(743,834)	11/06/26	(0.15)%	1D FEDL01	Monthly	42,679
Micron Technology, Inc.	Citibank N.A.		(2,626,382)	02/24/28	(0.15)%	1D OBFR01	Monthly	(29,683)
Micron Technology, Inc.	Morgan Stanley & Co. International PLC		(921,182)	11/06/26	(0.15)%	1D FEDL01	Monthly	(9,952)
MKS, Inc.	Citibank N.A.		(355,008)	02/24/28	(0.15)%	1D OBFR01	Monthly	6,442
MKS, Inc.	Morgan Stanley & Co. International PLC		(393,716)	11/06/26	(0.15)%	1D FEDL01	Monthly	6,811
Monolithic Power Systems, Inc.	Citibank N.A.		(1,571,528)	02/24/28	(0.15)%	1D OBFR01	Monthly	15,343
Monolithic Power Systems, Inc.	Morgan Stanley & Co. International PLC		(589,636)	11/06/26	(0.15)%	1D FEDL01	Monthly	5,440
Mosaic Co. (The)	Barclays Bank PLC		(4,692,310)	12/23/25	(0.15)%	1D OBFR01	Monthly	(122,533)
Newmont Corp.	Barclays Bank PLC		(2,644,887)	12/23/25	(0.20)%	1D OBFR01	Monthly	(135,664)
Nucor Corp.	Barclays Bank PLC		(7,996,060)	12/23/25	(0.15)%	1D OBFR01	Monthly	(43,242)
Omnicom Group, Inc.	Goldman Sachs Bank USA		(47,962,895)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,269,625)
Omnicom Group, Inc.	JPMorgan Chase Bank N.A.		(8,776,068)	02/09/26	(0.15)%	1D OBFR01	Monthly	(648,519)
ON Semiconductor Corp.	Citibank N.A.		(927,234)	02/24/28	(0.13)%	1D OBFR01	Monthly	40,416
ON Semiconductor Corp.	Morgan Stanley & Co. International PLC		(331,981)	11/06/26	(0.15)%	1D FEDL01	Monthly	13,911
Palo Alto Networks, Inc.	Barclays Bank PLC		(73,685,992)	06/29/26	(0.20)%	1D OBFR01	Monthly	(1,839,375)
Palo Alto Networks, Inc.	UBS AG		(141,410,196)	11/05/29	-	1D OBFR01	Monthly	(9,465,259)
Parker-Hannifin Corp.	Morgan Stanley & Co. International PLC		(2,729,453)	11/06/26	(0.15)%	1D FEDL01	Monthly	(25,469)
PPG Industries, Inc.	Barclays Bank PLC		(2,845,209)	12/23/25	-	1D OBFR01	Monthly	75,693
Qorvo, Inc.	Citibank N.A.		(645,259)	02/24/28	(0.15)%	1D OBFR01	Monthly	15,620
Qorvo, Inc.	Morgan Stanley & Co. International PLC		(382,476)	11/06/26	(0.15)%	1D FEDL01	Monthly	8,792
Republic Services, Inc.	JPMorgan Chase Bank N.A.		(15,230,553)	02/09/26	(0.15)%	1D OBFR01	Monthly	80,294
Rockwell Automation, Inc.	Morgan Stanley & Co. International PLC		(2,440,419)	11/06/26	(0.15)%	1D FEDL01	Monthly	53,924
Sealed Air Corp.	Barclays Bank PLC		(1,985,076)	12/23/25	(0.20)%	1D OBFR01	Monthly	16,972
Skyworks Solutions, Inc.	Citibank N.A.		(736,342)	02/24/28	(0.15)%	1D OBFR01	Monthly	22,388
Skyworks Solutions, Inc.	Morgan Stanley & Co. International PLC		(516,397)	11/06/26	(0.15)%	1D FEDL01	Monthly	14,974
Smurfit WestRock PLC	Barclays Bank PLC		(2,958,115)	12/23/25	(0.15)%	1D OBFR01	Monthly	(107,450)
SoFi Technologies, Inc.	JPMorgan Chase Bank N.A.		(3,037,734)	02/09/26	(0.15)%	1D OBFR01	Monthly	(394,688)
Solventum Corp.	Morgan Stanley & Co. International PLC		(139,745)	11/06/26	(0.15)%	1D FEDL01	Monthly	874
Southern Co. (The)	JPMorgan Chase Bank N.A.		(1,322,254)	02/09/26	(0.15)%	1D OBFR01	Monthly	34,023
SPDR S&P 500 ETF Trust	Barclays Bank PLC		(9,441,531)	12/23/25	0.35%	1D OBFR01	Monthly	3,804
SPDR S&P 500 ETF Trust	JPMorgan Chase Bank N.A.		(277,816,848)	02/09/26	0.15%	1D OBFR01	Monthly	(3,419,147)
Spotify Technology SA	JPMorgan Chase Bank N.A.		(6,274,199)	02/09/26	(0.15)%	1D OBFR01	Monthly	224,560
Stanley Black & Decker, Inc.	Morgan Stanley & Co. International PLC		(782,433)	11/06/26	(0.15)%	1D FEDL01	Monthly	32,698
Sylvamo Corp.	Barclays Bank PLC		(202,261)	12/23/25	(0.20)%	1D OBFR01	Monthly	(6,939)

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Event Driven Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Citibank N.A.	USD	(5,716,876)	02/24/28	(0.15)%	1D OBFR01	Monthly	$ 52,018
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Morgan Stanley & Co. International PLC		(1,368,189)	11/06/26	(0.15)%	1D FEDL01	Monthly	12,058
Teradyne, Inc.	Citibank N.A.		(1,133,860)	02/24/28	(0.15)%	1D OBFR01	Monthly	(28,912)
Teradyne, Inc.	Morgan Stanley & Co. International PLC		(622,854)	11/06/26	(0.15)%	1D FEDL01	Monthly	(15,051)
Terawulf, Inc.	JPMorgan Chase Bank N.A.		(2,694,341)	02/09/26	(0.46)%	1D OBFR01	Monthly	(24,330)
Texas Instruments, Inc.	Citibank N.A.		(1,925,631)	02/24/28	(0.15)%	1D OBFR01	Monthly	33,455
Texas Instruments, Inc.	Morgan Stanley & Co. International PLC		(1,282,233)	11/06/26	(0.15)%	1D FEDL01	Monthly	21,187
Uber Technologies, Inc.	JPMorgan Chase Bank N.A.		(3,387,607)	02/09/26	(0.15)%	1D OBFR01	Monthly	(158,487)
Union Pacific Corp.	Citibank N.A.		(23,307,916)	02/24/28	(0.15)%	1D OBFR01	Monthly	437,823
Union Pacific Corp.	JPMorgan Chase Bank N.A.		(76,593,168)	02/09/26	(0.15)%	1D OBFR01	Monthly	(128,902)
Union Pacific Corp.	Morgan Stanley & Co. International PLC		(2,113,992)	11/06/26	(0.15)%	1D FEDL01	Monthly	39,710
United Parcel Service, Inc., Class B	Morgan Stanley & Co. International PLC		(1,330,080)	11/06/26	(0.15)%	1D FEDL01	Monthly	20,665
VanEck Semiconductor ETF	JPMorgan Chase Bank N.A.		(6,981,318)	02/09/26	(0.18)%	1D OBFR01	Monthly	77,060
Vulcan Materials Co.	Barclays Bank PLC		(5,304,136)	12/23/25	-	1D OBFR01	Monthly	22,494
Vulcan Materials Co.	Morgan Stanley & Co. International PLC		(6,609,702)	11/06/26	(0.15)%	1D FEDL01	Monthly	28,030
Waste Management, Inc.	JPMorgan Chase Bank N.A.		(13,863,963)	02/09/26	(0.15)%	1D OBFR01	Monthly	513,065
Waters Corp.	Citibank N.A.		(55,301)	02/24/28	(0.15)%	1D OBFR01	Monthly	71
Waters Corp.	Morgan Stanley & Co. International PLC		(195,215)	11/06/26	(0.15)%	1D FEDL01	Monthly	252
Zscaler, Inc.	JPMorgan Chase Bank N.A.		(1,134,579)	02/09/26	(0.15)%	1D OBFR01	Monthly	(24,598)
Total short positions of equity swaps								(16,692,181)
Total long and short positions of equity swaps								(1,430,087)
Net dividends and financing fees								329,233
Total equity swap contracts including dividends and financing fees								$ (1,100,854)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 134,185,462	$ —	$ —	$ 134,185,462
Biotechnology	2,159,591	—	—	2,159,591
Capital Markets	8,192,055	—	—	8,192,055
Chemicals	138,351,305	—	—	138,351,305
Commercial Services & Supplies	51,509,074	—	—	51,509,074
Construction Materials	48,611,543	—	—	48,611,543
Diversified Telecommunication Services	173,394,275	—	—	173,394,275
Electrical Equipment	36,768,392	—	—	36,768,392
Electronic Equipment, Instruments & Components	3,489,884	—	—	3,489,884
Entertainment	23,024,412	—	—	23,024,412
Financial Services	2,540,536	—	—	2,540,536
Food Products	242,675,976	—	—	242,675,976
Health Care Equipment & Supplies	53,457,156	—	—	53,457,156
Health Care Providers & Services	122,837,194	—	—	122,837,194
Health Care REITs	58,516,592	—	—	58,516,592
Hotels, Restaurants & Leisure	27,145,220	—	—	27,145,220
Industrial Conglomerates	13,370,843	—	—	13,370,843
Insurance	1,508,462	—	—	1,508,462
Interactive Media & Services	24,934,819	—	—	24,934,819
IT Services	36,456,893	—	—	36,456,893
Life Sciences Tools & Services	55,871,840	—	—	55,871,840
Machinery	203,648,234	—	—	203,648,234
Media	64,980,051	—	—	64,980,051
Oil, Gas & Consumable Fuels	—	14,223,529	—	14,223,529
Personal Care Products	41,896,955	—	—	41,896,955
Pharmaceuticals	256,364,051	—	—	256,364,051
Professional Services	100,846,599	57,330,671	—	158,177,270
Semiconductors & Semiconductor Equipment	95,830,929	—	—	95,830,929
Software	99,854,649	—	—	99,854,649
Specialty Retail	23,411,082	—	—	23,411,082
Textiles, Apparel & Luxury Goods	42,614,956	—	—	42,614,956
Trading Companies & Distributors	2,386,580	—	—	2,386,580
Corporate Bonds	—	297,450,691	—	297,450,691
Floating Rate Loan Interests	—	190,687,327	210,049	190,897,376
Investment Companies
Equity Funds	—	565,874	—	565,874
Fixed-Income Funds	376,881,777	—	—	376,881,777
Preferred Securities	20,510,152	—	622,100	21,132,252
Rights	—	14,551	208,352	222,903
Short-Term Securities
Money Market Funds	1,999,479,518	—	—	1,999,479,518
	$ 4,587,707,057	$ 560,272,643	$ 1,040,501	$ 5,149,020,201
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 24,717,573	$ —	$ 24,717,573
Liabilities
Equity Contracts	(14,949,970)	(25,818,427)	—	(40,768,397)
	$ (14,949,970)	$ (1,100,854)	$ —	$ (16,050,824)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Event Driven Equity Fund

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
1D ESTR	EUR - 1D Euro Short-Term Rate
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
1D SONIA	GBP - 1D Sterling Overnight Index Average
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
LP	Limited Partnership
NVS	Non-Voting Shares
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt